Fixed Assets	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Fixed Assets
8.	FIXED ASSETS
Fixed assets consist of:

	2020	2019

Cost
Land	$195	$219
Buildings	2,709	2,413
Machinery and equipment	17,217	15,368

	20,121	18,000

Accumulated depreciation
Buildings	(1,147)	(945)
Machinery and equipment	(10,499)	(8,795)

	$8,475	$8,260

Included in the cost of fixed assets are construction in progress expenditures of $1.0 billion
[2019 - $0.9 billion]
that have not been depreciated.